SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS	NOTE U - SUBSEQUENT EVENTS Management has evaluated the effect of subsequent events on these financial statements through the date the financial statements were issued.